Share-Based Compensation - Activity Related to Stock Options (Detail) - Stock Option Awards - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of shares
Balance at beginning of the period (in shares)	813,777	867,682	1,072,829
Granted (in shares)	160,624	82,001	77,434
Exercised (in shares)	(196,769)	(119,917)	(267,421)
Forfeited or expired (in shares)	(56,094)	(15,989)	(15,160)
Balance at end of the period (in shares)	721,538	813,777	867,682
Exercisable at period end (in shares)	415,376	546,842	562,752
Weighted Average Exercise Price
Balance at beginning of the period (in usd per share)	$ 56.99	$ 55.92	$ 53.47
Granted (in usd per share)	48.65	62.50	65.31
Exercised (in usd per share)	55.39	51.71	48.57
Forfeited or expired (in usd per share)	59.49	66.52	60.38
Balance at end of the period (in usd per share)	55.38	56.99	55.92
Exercisable at period end (in usd per share)	$ 56.66	$ 56.54	$ 55.92
Aggregate Intrinsic Value (Dollars in thousands)
Exercised	$ 3,597	$ 1,516	$ 4,612
Balance at end of period	20,583
Exercisable at period end	$ 11,366
Weighted Average Remaining Contract Life (in years)
Weighted average remaining contract life at period end	6 years
Exercisable at period end	4 years 4 months 24 days